Income Taxes (Schedule Of U.S. And Non-U.S. Components Of Income (Loss) Before Provision (Benefit) For Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S.	$ (68,032)	$ (26,981)	$ (44,971)
Non-U.S.	970,840	30,412	(71,450)
Income (loss) from continuing operations before provision (benefit) for income taxes	$ 902,808	$ 3,431	$ (116,421)